SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and development expenses and Foreign currencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary Of Significant Accounting Policies [Line Items]
Research and development expenses	$ 80,128,144	$ 63,458,798	$ 60,146,506
Cash and cash equivalents	393,576,874	322,599,616	277,660,847
CNY
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 20,759,453	$ 31,423,866	$ 46,426,074